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                   PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008*


PRODUCT NAME                                                         PRODUCT FORM #
------------                                                         --------------
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                  45304 H (5/08)






The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus(es) listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:


------------------------------------------------------------------------------------------------------------------
                AVAILABLE UNDER        AVAILABLE UNDER
              CONTRACTS PURCHASED    CONTRACTS PURCHASED
              ON OR AFTER MAY 1,       PRIOR TO MAY 1,         INVESTMENT OBJECTIVE AND
  FUND NAME          2007                   2007                       POLICIES                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------
  RVST       N                      Y                      Long-term growth of capital.       RiverSource
  River-                                                   Under normal market conditions,    Investments, LLC
  Source                                                   the Fund invests at least 80% of
  Variable                                                 its net assets in equity
  Portfolio                                                securities of companies with a
  -- Large                                                 market capitalization greater
  Cap Value                                                than $5 billion. The Fund may
  Fund                                                     also invest in income-producing
                                                           equity securities and preferred
                                                           stocks. The Fund may invest up
                                                           to 25% of its net assets in
                                                           foreign investments.
------------------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45304-9 A (6/08)

* Effective until next prospectus update.